Borrowings - Secured Credit Facilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Loans outstanding	$ 235,000	$ 265,574
Secured debt
Debt Instrument [Line Items]
Loans outstanding	$ 238,559
Variable rate basis	LIBOR
Secured debt | Maximum
Debt Instrument [Line Items]
Interest percentage	3.60%
Loan maturity	November 2022
Secured debt | Minimum
Debt Instrument [Line Items]
Interest percentage	2.25%
Loan maturity	September 2018